Programme rights	12 Months Ended
Mar. 31, 2020
Disclosure Of Programme Rights [Abstract]
Programme rights
Programme rights

 Significant accounting policies that apply to programme rights
Programme rights are recognised on the balance sheet from the point at which the legally enforceable licence period begins. They are initially recognised at cost and are amortised from the point at which they are available for use, on a straight line basis over the programming period, or the remaining licence term, as appropriate, which is generally 12 months. Programme rights are tested for impairment in accordance with our impairment policy as set out in note 13.
Additions reflect TV programme rights for which the legally enforceable licence period has started during the year. Rights for which the licence period has not started are disclosed as contractual commitments in note 31. Payments made to receive commissioned or acquired programming in advance of the legal right to broadcast the programmes are classified as prepayments (see note 17).
Programmes produced internally are charged to the income statement over the period of the related broadcast.

Total £m
At 1 April 2018	272
Additions	879
Amortisation	(841)
At 1 April 2019	310
Additions	870
Amortisation	(870)
At 31 March 2020	310

£310m of programme rights recognised on the balance sheet at 31 March 2020 relate to sporting events postponed as a result of Covid-19. These are not considered to be impaired at the balance sheet date as sporting governing bodies, for example the Premier League and UEFA, are still determining how, or if, to complete the current season. Whether and how the seasons are completed could have an impact on whether there is any impairment. The majority of programme rights assets affected by Covid-19 relate to domestic and European football leagues which are amortised over 12 months from August and which will be fully amortised by July 2020. If any impairment is recognised in future periods we would also seek compensation in respect of rights which have not been fulfilled. Until this is established any potential recoveries would represent contingent assets and would not meet the criteria for recognition until this is virtually certain.
Covid-19 is not anticipated to have an impact on commissioned or acquired programming for which we have made an advance payment. At 31 March 2020 these total £110m and are classified as prepayments within trade and other receivables (note 17).